Postretirement Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2023
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 33	$ 31		$ 9	$ 25	$ 27
Defined Contribution Plan, Cost				123	119	83
Defined Benefit Plan, Benefit Obligation				703	940	1,048
Contribution received by defined benefit plan from employer				18	20
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)				(193)	(59)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)				(5)	(4)	(4)
Defined Benefit Plan, Plan Assets, Amount				425	553	537
Contribution expected to be received by defined benefit plan from employer in remainder of 2023	255
Liability, Defined Benefit Pension Plan	50	20
Prior to Spin Off Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Post-retirement defined benefit programs with assets or obligations Not reportable							$ 20
After Spin Off Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Post-retirement defined benefit programs with assets or obligations Not reportable							50
Contributions by employer to post retirement defined benefit programs not reportable							$ 11
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount				61	76
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution received by defined benefit plan from employer			$ 19
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)			3
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			$ 2
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation				20
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation				20
Us Ge Principal Pension And Principal Retiree Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		24		73	96	194
Non US Based Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		4		$ 11	$ 22	$ 19
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	(80)	3
Contribution received by defined benefit plan from employer	48
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(1)	(1)
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	(21)	0
Contribution received by defined benefit plan from employer	43
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ (22)	$ 0